Federated Hermes U S Treasury Cash Reserves Expense Example - Service Shares [Member] - Federated Hermes U S Treasury Cash Reserves - SS	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	$ 640